UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment            [ ] Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chou Associates Management Inc.
Address: 110 Sheppard Avenue East
         Suite 301, Box 18
         Toronto ON M2N 6Y8

Form 13F File Number: 028-12878

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Francis S.M. Chou
Title: CEO
Phone: (416) 214-0675

Signature, Place, and Date of Signing:


/s/ Francis S.M. Chou             Toronto, ON               May 15, 2013
------------------------   -------------------------   -------------------------
     (Signature)                 (City, State)                  (Date)

Report Type ( Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          28
Form 13F Information Table Value Total:     380,308
                                          (thousands)

List of Other Included Managers:

                           FORM 13F INFORMATION TABLE

             COLUMN 1         COLUMN 2        COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7          COLUMN 8
                                                         VALUE       SHRS OR   SH/  PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
          NAME OF ISSUER       TITLE           CUSIP    x$1000)      PRN AMT   PRN  CALL DISCRETION MANAGERS     SOLE  SHARED NONE
ACTAVIS INC                  COM              00507K103  30,894       335,400  SH            SOLE                335,400  0     0
BANK OF AMERICA CORPORATION  W EXP 01/16/201  060505146   4,770       836,825  SH            SOLE                836,825  0     0
BERKSHIRE HATHAWAY INC DEL   CL A             084670108  46,884           300  SH            SOLE                    300  0     0
BP PLC                       SPONSORED ADR    055622104     424        10,000  SH            SOLE                 10,000  0     0
CHINA YUCHAI INTL LTD        COM              G21082105     408        25,537  SH            SOLE                 25,537  0     0
CHUNGHWA TELECOM CO LTD      SPON ADR NEW11   17133Q502   4,108       132,088  SH            SOLE                132,088  0     0
CITIGROUP INC                COM NEW          172967424  18,138       410,000  SH            SOLE                410,000  0     0
COMPUCREDIT HLDGS CORP       NOTE 5.875%11/3  20478NAD2   4,975    12,300,000  PRN           SOLE             12,300,000  0     0
DELL INC                     COM              24702R101  35,825     2,500,000  SH            SOLE              2,500,000  0     0
GOLDMAN SACHS GROUP INC      COM              38141G104  16,922       115,000  SH            SOLE                115,000  0     0
JPMORGAN CHASE & CO          W EXP 10/28/201  46634E114  16,050     1,126,347  SH            SOLE              1,126,347  0     0
LEVEL 3 COMMUNICATIONS INC   NOTE 6.500%10/0  52729NBR0   1,947     1,470,000  PRN           SOLE              1,470,000  0     0
MANNKIND CORP                NOTE 3.750%12/1  56400PAA0   7,292     8,300,000  PRN           SOLE              8,300,000  0     0
MBIA INC                     COM              55262C100  11,100     1,080,797  SH            SOLE              1,080,797  0     0
NOKIA CORP                   SPONSORED ADR    654902204  16,400     5,000,000  SH            SOLE              5,000,000  0     0
ORCHARD SUPPLY HARDWARE STOR CL A             685691404      87        21,845  SH            SOLE                 21,845  0     0
OVERSTOCK COM INC DEL        COM              690370101  28,462     2,310,209  SH            SOLE              2,310,209  0     0
PRIMUS TELECOMMUNICATIONS GR COM              741929301   4,984       451,022  SH            SOLE                451,022  0     0
RADIOSHACK CORP              COM              750438103   4,348     1,294,071  SH            SOLE              1,294,071  0     0
RESEARCH IN MOTION LTD       COM              760975102   2,792       185,000  SH            SOLE                185,000  0     0
RESOLUTE FST PRODS INC       COM              76117W109  44,651     2,759,620  SH            SOLE              2,759,620  0     0
RYANAIR HLDGS PLC            SPONSORED ADR    783513104   1,128        27,000  SH            SOLE                 27,000  0     0
SANOFI                       SPONSORED ADR    80105N105  20,943       410,000  SH            SOLE                410,000  0     0
SEARS HLDGS CORP             COM              812350106  34,164       683,700  SH            SOLE                683,700  0     0
SPRINT NEXTEL CORP           COM SER 1        852061100  10,080     1,623,200  SH            SOLE              1,623,200  0     0
UTSTARCOM HOLDINGS CORP      USD ORD SHS      G9310A106     318       113,627  SH            SOLE                113,627  0     0
VODAFONE GROUP PLC NEW       SPONS ADR NEW    92857W209     284        10,000  SH            SOLE                 10,000  0     0
WELLS FARGO & CO NEW         W EXP 10/28/201  949746119  11,930       997,500  SH            SOLE                997,500  0     0